Schedule of Investments
February 28, 2023 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 84.33%

Agricultural Chemicals - 2.70%
Nutrien Ltd. (Canada)			1,750	136,115

Agricultural Services - 3.19%
Calavo Growers, Inc.			5,000	161,350

Arrangement of Transportation, Freight & Cargo - 3.17%
C.H. Robinson Worldwide, Inc.			1,600	159,936

Beverages - 1.51%
Ambev SA ADR			30,000	76,500

Consumer Staple Products - 3.05%
Orkla ASA ADR (2)			23,000	154,330

Crude Petroleum & Natural Gas - 1.79%
GeoPark Ltd. (Colombia)			7,000	90,580

Electromedical & Electrotherapeutic Apparatus - 3.28%
Medtronic PLC (Ireland)			2,000	165,600

Gold and Silver Ores - 5.47%
Agnico Eagle Mines Limited			4,000	184,120
Silvercorp Metals, Inc. (2)			30,000	92,100

				276,220

Industrial Energy Products - 0.15%
Accelleron Industries AG ADR (2)			312	7,588

Industrial Inoragnic Chemicals - 4.10%
Air Products & Chemicals, Inc.			725	207,336

Insurance Agents, Brokers & Services - 5.86%
BB Seguridade Participacoes SA ADR			16,000	106,640
Zurich Insurance Group AG ADR (2)			4,000	189,400

				296,040

Miscellaneous Manufacturing Industries - 3.31%
Amcor PLC (Switzerland)			15,000	167,100

Petroleum Refining - 2.72%
Equinor ASA ADR			4,500	137,295

Radiotelephone Communications - 1.51%
Mobile TeleSystems PJSC ADR (2)			10,000	0
SK Telecom Co. Ltd. ADR			4,000	76,120

				76,120

Retail - Eating Places- 3.88%
Cracker Barrel Old Country Store, Inc.			1,800	196,128

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.88%
Garmin Ltd. (Switzerland) (2)			2,000	196,260

Semiconductors & Related Devices - 6.30%
ChipMOS Technologies, Inc. ADR (2)			4,000	94,120
Intel Corp.			5,500	137,115
Taiwan Semiconductor Manufacturing Co. (Taiwan)			1,000	87,070

				318,305

Services - Business Services - 6.28%
eBay, Inc.			4,250	195,075
MercadoLibre, Inc. (Argentina) (2)			100	122,000
Qiwi PLC ADR (2)			10,000	0

				317,075

Services - Personal Services - 4.03%
Carriage Services, Inc.			6,000	203,520

Services - Prepackaged Software - 3.85%
Adobe, Inc. (2)			600	194,370

Surgical & Medical Instruments & Apparatus - 6.23%
3M Co.			1,400	150,836
Becton, Dickinson & Co.			700	164,185

				315,021

Switchgear & Switchboard Apparatus - 4.28%
ABB Ltd. ADR (2)			6,500	216,450

Telephone Communications - 3.79%
Telenor ASA ADR (2)			17,000	191,420

Total Common Stock			(Cost $ 4,744,045)	4,260,659

Money Market Registered Investment Companies - 14.69%

Fidelity Investments Money Market Government Portfolio - Class I 2.03% (3)			101,841	101,841
First American Government Obligations Fund Class X - 2.04% (3)			640,279	640,279

Total Money Market Registered Investment Companies			(Cost $ 742,120)	742,120

Options Purchased - 0.75%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI EAFE ETF, June 16, 2023, Put @ $60.00	150	6/16/2023	900,000	7,950
iShares MSCI Emerging Markets ETF, June 16, 2023, Put @ $35.00	200	6/16/2023	700,000	10,800
Vanguard 500 Index Fund ETF, June 16, 2023, Put @ $310.00	80	6/16/2023	2,480,000	19,360

Total Options (Cost $ 155,950)	430		4,080,000	38,110

Total Investments - 99.77%			(Cost $ 5,642,116)	5,040,889

Other Assets less Liabilities - .23%				11,762

Total Net Assets - 100.00%				5,052,651

Options Written - 0.00%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options Written
Becton, Dickinson & Co., Strike $260.00	(7)	3/17/2023	(182,000)	(140)
Adobe, Inc., Strike $380.00	(6)	3/17/2023	(228,000)	(330)

	(13)		(410,000)	(470)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,002,779	$0
Level 2 - Other Significant Observable Inputs			38,110	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,040,889	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2023.